LOANS PAYABLE - Disclosure of detailed information about loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan Payable [Line Items]
Opening balance	$ 12,625
Draw down on revolving credit facility	13,100	$ 0
Interest and accretion expense	1,613	1,977
Extinguishment of loan facility	738	0
Interest payment	(1,605)	(58)
Ending balance	12,176	12,625
Loans Payable [Member]
Loan Payable [Line Items]
Opening balance	12,693	13,588
Draw down on revolving credit facility	13,100
Transaction costs	(1,084)
Interest and accretion expense	1,400	1,751
Principal repayment	(11,919)
Conversion	(1,043)	(1,109)
Extinguishment of loan facility	738
Interest payment	(1,605)
Accrued fees payment	(536)
Foreign exchange adjustments	501	(1,044)
Fair value adjustment of derivative portion	94	(493)
Ending balance	12,339
Less: Accrued interest included in accounts payable	(163)
Ending balance	12,176	12,693
Loans Payable [Member] | Revolving Credit Facility [Member]
Loan Payable [Line Items]
Opening balance	0	0
Draw down on revolving credit facility	13,100
Transaction costs	(1,084)
Interest and accretion expense	628	0
Principal repayment	0
Conversion	0	0
Extinguishment of loan facility	0
Interest payment	(305)
Accrued fees payment	0
Foreign exchange adjustments	0	0
Fair value adjustment of derivative portion	0	0
Ending balance	12,339
Less: Accrued interest included in accounts payable	(163)
Ending balance	12,176	0
Loans Payable [Member] | Convertible Loan Facility [Member]
Loan Payable [Line Items]
Opening balance	12,693	13,588
Draw down on revolving credit facility	0
Transaction costs	0
Interest and accretion expense	772	1,751
Principal repayment	(11,919)
Conversion	(1,043)	(1,109)
Extinguishment of loan facility	738
Interest payment	(1,300)
Accrued fees payment	(536)
Foreign exchange adjustments	501	(1,044)
Fair value adjustment of derivative portion	94	(493)
Ending balance	0
Less: Accrued interest included in accounts payable	0
Ending balance	$ 0	$ 12,693